Apr. 30, 2018

DRIEHAUS MUTUAL FUNDS

Driehaus Emerging Markets Small Cap Growth Fund *DRESX

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 17, 2018

TO THE SUMMARY PROSPECTUS FOR THE FUND (“SUMMARY PROSPECTUS”) AND THE

PROSPECTUS FOR THE FUND (“PROSPECTUS”), EACH DATED APRIL 30, 2018

At its September 13, 2018 meeting, the Fund’s Board of Trustees approved a reduction in the management fee for the Fund from 1.50% to 1.15% and the implementation of an expense cap of 1.45% both effective November 1, 2018. In addition, Driehaus Capital Management LLC, the Fund’s investment adviser, determined to discontinue the use of hedging techniques as a principal investment strategy by the Fund as of November 1, 2018. Accordingly, the following modifications to the Summary Prospectus and Prospectus shall be effective November 1, 2018:

The following information replaces the existing disclosure under the “Fees and Expenses of the Fund” heading on page 1 of the Summary Prospectus and page 6 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge Imposed on Purchases	None
Maximum Deferred Sales Charge	None
Maximum Sales Charge Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*

Management Fee	1.15%**
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.47%
Expense Reimbursement	(0.02)%***
Total Annual Fund Operating Expenses After Expense Reimbursement	1.45%

*A shareholder may be required to pay a commission to their financial intermediary.

** The Management Fee has been restated to reflect the Fund’s new management fee rate effective November 1, 2018.

*** Driehaus Capital Management LLC, the Fund’s investment adviser, has entered into a contractual agreement to waive a portion of its management fee and to reimburse operating expenses to the extent necessary to cap the Driehaus Emerging Markets Small Cap Growth Fund’s ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales and other investment-related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.45% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund’s shareholders, or October 31, 2021. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap that was in place at the time of the waiver as well as the existing operating expense cap.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is reflected for the first three years in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$148	$459	$797	$1,753

The following information replaces the existing description of the Principal Investment Strategy on page 2 of the Summary Prospectus and pages 6 and 7 of the Prospectus:

Principal Investment Strategy

The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies. For purposes of the Fund, the investment adviser currently considers a company to be a small capitalization company if it is within the same market capitalization range at the time of investment as those included in the MSCI Emerging Markets Small Cap Index. As of the date of this Prospectus, 100% of the MSCI Emerging Markets Small Cap Index consisted of companies with a market capitalization of less than $6 billion. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund’s growth style of investing are based on the determination that a company’s revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company’s business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund’s investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company’s growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

The following Principal Risks on pages 3 and 4 of the Summary Prospectus and pages 8, 9, 40 and 41 of the Prospectus shall be deleted in their entirety: Short Sale Risk; Main Risks of Derivatives; Deliverable and Non-Deliverable Foreign Currency Forwards and Options Risk; Options and Futures Contracts Risk and Swaps Risk.

The following Principal Risk on page 4 of the Summary Prospectus and page 9 of the Prospectus shall be deleted in its entirety and replaced with the following:

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.